Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Capital assets and other	$ 34,563	$ 33,567
Net operating loss carry forwards	43,280	50,274
Interest deductions	19,285	17,255
Deferred acquisition consideration	21,418	5,070
Stock compensation	2,317	2,356
Pension plan	2,168	0
Unrealized foreign exchange	843	753
Capital loss carry forwards	17,408	16,921
Accounting reserves	4,721	6,493
Gross deferred tax asset	146,003	132,689
Less: valuation allowance	(134,761)	(113,585)
Net deferred tax assets	11,242	19,104
Deferred tax liabilities:
Deferred finance charges	(449)	(514)
Capital assets	(348)	(417)
Goodwill amortization	(53,875)	(53,181)
Total deferred tax liabilities	(54,672)	(54,112)
Net deferred tax asset (liability)	(43,430)	(35,008)
Disclosed as:
Deferred tax assets	9,637	15,767
Deferred tax liabilities	(53,067)	(50,775)
Net deferred tax asset (liability)	$ (43,430)	$ (35,008)